Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay for Performance Table ($)

					Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1) (2)	Average Summary Compensation Table Total for non-CEO NEOs ($) (1)	Average Compensation Actually Paid to non-CEO NEOs ($) (1) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($ in 000s)	Company Selected Measure: EBITDA ($ in 000's) (5)
2024	5,084,577	9,644,075	1,097,217	1,582,992	339.87	171.52	124,942	190,072
2023	4,544,288	8,021,428	931,558	1,282,704	245.82	139.82	92,598	146,029
2022	3,940,844	4,513,915	809,646	830,482	172.43	116.77	66,496	113,405
2021	3,674,319	4,753,955	802,388	954,378	167.07	145.80	60,884	106,465
2020	2,060,334	3,391,471	532,887	742,814	146.39	117.56	49,343	90,227

(1)
The CEO for all periods presented is Mr. Bockhorst. The other NEOs for 2024 and 2023 are Mr. Wrocklage, Ms. Hopkins, Ms. Stoll and Mr. Htwe. For 2022 the other NEOs were Mr. Wrocklage, Ms. Stoll, Mr. William R.A. Bergum, Vice President, General Counsel and Secretary, and Ms. Karen M. Bauer, Vice President, Investor Relations, Corporate Strategy and Treasurer. For 2021 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. Gregory M. Gomez, retired Vice President, Flow Instrumentation and International Utility Water and Mr. Bergum. For 2020 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. Gomez and Mr. William J. Parisen, retired Vice President, Global Operations.
(2)
Compensation actually paid to the CEO for each year presented includes the summary compensation table total, less the grant date fair value of that year's stock and option awards, adjusted for the equity compensation items listed below. Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2024, (i) for restricted stock awards: $741,359 for the fair value as of the end of the year of awards granted during the year, $356,375 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $27,601 gain on vesting prior year awards; (ii) for performance share awards: $3,558,865 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $1,824,778 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remained unvested and $34,030 gain on vesting prior year awards; (iii) for stock options: $204,727 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $47,605 gain on vesting prior year awards.
(3)
The average compensation actually paid to the non-CEO NEOs for each year presented includes the summary compensation table total average, less the average grant date fair value of that year's stock and option awards, adjusted for the equity compensation items listed below (all representing averages). Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2024, (i) for restricted stock awards: $163,014 for the fair value as of the end of the year of awards granted during the year, $52,726 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $5,454 gain on vesting prior year awards (ii) for performance share awards: $391,489 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $154,105 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remain unvested and $3,922 gain on vesting prior year awards; (iii) for stock options: $19,068 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $4,343 gain on vesting prior year awards.
(4)
The peer group used for purposes of this disclosure is consistent with the peer group used in the respective years' Proxy Compensation Discussion and Analysis (CD&A). The 2024 peer group includes all of the companies in the 2023 peer group except CIRCOR International, which was replaced by Mirion Technologies, Inc. due to CIRCOR’s acquisition and subsequent de-registration. In 2024, total shareholder return for the new peer group was $171.52 versus $167.53 for the old peer group. A comparison of peer group returns since 2018 appears in our Form 10-K For 2022, it included the 2023 companies plus Evoqua Water Technologies which was subsequently acquired. For 2021, it included the 2022 companies plus SPX Flow, Inc. which was subsequently acquired. For 2020, the companies include A. O. Smith, CIRCOR International, ESCO Technologies, Franklin Electric Co., Gormann-Rupp, Helios, Itron, Inc., Lindsay Corporation, Mueller Water Products, Northwest Pipe Co., Perma-Pipe, Rexnord Corporation and Watts Water Technologies.
(5)
We generally define EBITDA as GAAP net income plus interest, income taxes, depreciation and amortization.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
The CEO for all periods presented is Mr. Bockhorst. The other NEOs for 2024 and 2023 are Mr. Wrocklage, Ms. Hopkins, Ms. Stoll and Mr. Htwe. For 2022 the other NEOs were Mr. Wrocklage, Ms. Stoll, Mr. William R.A. Bergum, Vice President, General Counsel and Secretary, and Ms. Karen M. Bauer, Vice President, Investor Relations, Corporate Strategy and Treasurer. For 2021 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. Gregory M. Gomez, retired Vice President, Flow Instrumentation and International Utility Water and Mr. Bergum. For 2020 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. Gomez and Mr. William J. Parisen, retired Vice President, Global Operations.

Peer Group Issuers, Footnote
(4)
The peer group used for purposes of this disclosure is consistent with the peer group used in the respective years' Proxy Compensation Discussion and Analysis (CD&A). The 2024 peer group includes all of the companies in the 2023 peer group except CIRCOR International, which was replaced by Mirion Technologies, Inc. due to CIRCOR’s acquisition and subsequent de-registration. In 2024, total shareholder return for the new peer group was $171.52 versus $167.53 for the old peer group. A comparison of peer group returns since 2018 appears in our Form 10-K For 2022, it included the 2023 companies plus Evoqua Water Technologies which was subsequently acquired. For 2021, it included the 2022 companies plus SPX Flow, Inc. which was subsequently acquired. For 2020, the companies include A. O. Smith, CIRCOR International, ESCO Technologies, Franklin Electric Co., Gormann-Rupp, Helios, Itron, Inc., Lindsay Corporation, Mueller Water Products, Northwest Pipe Co., Perma-Pipe, Rexnord Corporation and Watts Water Technologies.

PEO Total Compensation Amount	$ 5,084,577	$ 4,544,288	$ 3,940,844	$ 3,674,319	$ 2,060,334
PEO Actually Paid Compensation Amount	$ 9,644,075	8,021,428	4,513,915	4,753,955	3,391,471
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to the CEO for each year presented includes the summary compensation table total, less the grant date fair value of that year's stock and option awards, adjusted for the equity compensation items listed below. Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2024, (i) for restricted stock awards: $741,359 for the fair value as of the end of the year of awards granted during the year, $356,375 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $27,601 gain on vesting prior year awards; (ii) for performance share awards: $3,558,865 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $1,824,778 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remained unvested and $34,030 gain on vesting prior year awards; (iii) for stock options: $204,727 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $47,605 gain on vesting prior year awards.

Non-PEO NEO Average Total Compensation Amount	$ 1,097,217	931,558	809,646	802,388	532,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,582,992	1,282,704	830,482	954,378	742,814
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The average compensation actually paid to the non-CEO NEOs for each year presented includes the summary compensation table total average, less the average grant date fair value of that year's stock and option awards, adjusted for the equity compensation items listed below (all representing averages). Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2024, (i) for restricted stock awards: $163,014 for the fair value as of the end of the year of awards granted during the year, $52,726 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $5,454 gain on vesting prior year awards (ii) for performance share awards: $391,489 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $154,105 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remain unvested and $3,922 gain on vesting prior year awards; (iii) for stock options: $19,068 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $4,343 gain on vesting prior year awards.

Compensation Actually Paid vs. Total Shareholder Return

The following graphs present the relationships between CEO and other NEO average Compensation Actually Paid ("CAP", as defined) and the company's Total Shareholder Return ("TSR"), Net Income and EBITDA performance. In summary, the company's CAP appears strongly aligned with our performance and the economic interests of our shareholders.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Relationship Between Company and Peer TSR
Tabular List, Table

Other Performance Measures

Inclusive of the company selected financial performance measure included in the table above, the following performance measures are considered to be important in evaluating the link between executive compensation and company performance:

Other Performance Measures
EBITDA
Absolute free cash flow
Free cash flow conversion of net earnings
Return on invested capital

Total Shareholder Return Amount	$ 339.87	245.82	172.43	167.07	146.39
Peer Group Total Shareholder Return Amount	171.52	139.82	116.77	145.8	117.56
Net Income (Loss)	$ 124,942,000	$ 92,598,000	$ 66,496,000	$ 60,884,000	$ 49,343,000
Company Selected Measure Amount	190,072,000	146,029,000	113,405,000	106,465,000	90,227,000
PEO Name	Mr. Bockhorst	Mr. Bockhorst	Mr. Bockhorst	Mr. Bockhorst	Mr. Bockhorst
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	(5) We generally define EBITDA as GAAP net income plus interest, income taxes, depreciation and amortization.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow conversion of net earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Return on invested capital
PEO | Restricted Stock Awards For Fair Value As Of End Of Year Of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 741,359,000
PEO | Restricted Stock Awards Gain As Of End Of Year On Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,375,000
PEO | Restricted Stock Awards Gain (Loss) On Vesting Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,601,000
PEO | Performance Share Awards Fair Value As Of End Of Year At Projected Vesting Achievement Of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,558,865,000
PEO | Performance Share Awards Gain As Of End Of Year At Projected Vesting Achievement Of Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,824,778,000
PEO | Stock Options Gain As Of End Of The Year On Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,727,000
PEO | Stock Options Gain (Loss) On Vesting Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,605,000
PEO | Performance Share Awards Gain (Loss) On Vesting Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,030,000
Non-PEO NEO | Restricted Stock Awards For Fair Value As Of End Of Year Of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,014,000
Non-PEO NEO | Restricted Stock Awards Gain As Of End Of Year On Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,726,000
Non-PEO NEO | Restricted Stock Awards Gain (Loss) On Vesting Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,454,000
Non-PEO NEO | Performance Share Awards Fair Value As Of End Of Year At Projected Vesting Achievement Of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	391,489,000
Non-PEO NEO | Performance Share Awards Gain As Of End Of Year At Projected Vesting Achievement Of Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,105,000
Non-PEO NEO | Stock Options Gain As Of End Of The Year On Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,068,000
Non-PEO NEO | Stock Options Gain (Loss) On Vesting Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,343,000
Non-PEO NEO | Performance Share Awards Gain (Loss) On Vesting Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,922,000